3. INTANGIBLE ASSETS (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Intangible assets acquired from the acquisition
Customer lists	$ 991,265	$ 991,265
Accumulated amortization	(377,334)	(129,518)
Intangible assets, net	$ 613,931	$ 861,747